Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Line Items]
Attributable to hedged risk, range minimum	80.00%
Attributable to hedged risk, range maximum	125.00%
Percentage of income tax benefit recognized	50.00%
Percentage of fair value of plan assets	10.00%